SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	1 Months Ended
Jun. 17, 2022 CAD ($)
Seventh Deposit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for Deposits	$ 1,000